Stock-Based Compensation, TDS excluding U.S. Cellular, Valuation model (Details) (TDS Parent Company, 2004 Long-Term Incentive Plan, Stock Options)	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
TDS Parent Company | 2004 Long-Term Incentive Plan | Stock Options
Black Scholes valuation model assumptions
Expected life	5.5	5.3	5.1
Expected annual volatility rate	37.60%	37.80%	43.00%
Dividend yield	1.60%	1.70%	1.60%
Risk-free interest rate	2.10%	2.10%	2.50%
Estimated annual forfeiture rate	3.00%	3.00%	1.90%